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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2006
                                              ---------------------------

Check here if Amendment [  ]; Amendment Number:
                                                ------
  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Whitney Holdings LLC
           ------------------------------------
Address:         177 Broad Street
           ------------------------------------
                 Stamford, CT 06901
           ------------------------------------

13F File Number:    28-05743
                 -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Daniel J. O'Brien
           ------------------------------------
Title:          Managing Member
           ------------------------------------
Phone:          203-973-1440
           ------------------------------------

Signature, Place, and Date of Signing:

/s/ Daniel J. O'Brien               Stamford, CT            May 3, 2006
---------------------------    -----------------------   --------------------
        [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


     13F File Number               Name

     28-
        -------------              ---------------------------------------


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              0
                                         --------

Form 13F Information Table Entry Total:        35
                                         --------

Form 13F Information Table Value Total:  $751,260 (thousands)
                                         --------

List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                  NONE

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                              13F INFORMATION TABLE
                                 March 31, 2006

COLUMN 1                     COLUMN 2     COLUMN 3 COLUMN 4   COLUMN 5                 COLUMN 6     COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------

                                                            SHARES OR                                             VOTING AUTHORITY
                              TITLE OF               VALUE  ---------          PUT/  INVESTMENT      OTHER       -------------------
NAME OF ISSUER                 CLASS       CUSIP   (x$1000)  PRN AMT   SH/PRN  CALL  DISCRETION     MANAGERS     SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCURIDE CORP                   COM      004398103      661     57,500   SH         SHARED DEFINED    NONE       57,500
AMERICA SVC GROUP, INC          COM      02364L109      383     29,369   SH         SHARED DEFINED    NONE       29,369
AMERIGROUP CORP                 COM      03073T102      810     38,500   SH         SHARED DEFINED    NONE       38,500
ARRIS GROUP INC                 COM      04269Q100    1,170     85,000   SH         SHARED-DEFINED    NONE       85,000
BUFFALO WILD WINGS INC          COM      119848109      353      8,500   SH         SHARED DEFINED    NONE        8,500
CF INDUSTRIES HOLDINGS INC      COM      125269100      170     10,000   SH         SHARED DEFINED    NONE       10,000
DIRECTED ELECTRONICS            COM      254575103      302     18,000   SH         SHARED DEFINED    NONE       18,000
DOLLAR FINANCIAL CORP           COM      256664103    1,588     89,305   SH         SHARED DEFINED    NONE       89,305
DYNAMEX INC                     COM      26784F103      358     18,554   SH         SHARED DEFINED    NONE       18,554
FIRST CONSULTING GROUP INC      COM      31986R103      920    124,491   SH         SHARED DEFINED    NONE      124,491
HERBALIFE LTD               COM USD SHS  G4412G101  599,928 17,765,111   SH         SHARED-DEFINED    NONE   17,765,111
HORNBECK OFFSHORE SERVICES      COM      440543106      992     27,500   SH         SHARED DEFINED    NONE       27,500
HYPERCOM CORP                   COM      44913M105    1,530    164,500   SH         SHARED-DEFINED    NONE      164,500
INFO CROSSING INC               COM      45664X109      549     45,566   SH         SHARED DEFINED    NONE       45,566
KNOLOGY, INC.                   COM      499183804   10,826  1,585,122   SH         SHARED-DEFINED    NONE    1,585,122
KNOT INC                        COM      499184109      380     21,000   SH         SHARED DEFINED    NONE       21,000
LAWSON SOFTWARE INC             COM      520780107    1,006    131,100   SH         SHARED DEFINED    NONE      131,100
MEDIWARE INFORMATION
  SYSTEMS INC                   COM      584946107      333     33,255   SH         SHARED DEFINED    NONE       33,255
MGP INGREDIENTS                 COM      55302G103      324     20,000   SH         SHARED DEFINED    NONE       20,000
MOBIOS MGMT SYS INC             COM      606925105      616     98,639   SH         SHARED DEFINED    NONE       98,639
MOTHERS WORK INC                COM      619903107    1,625     67,647   SH         SHARED DEFINED    NONE       67,647
NAVARRE CORPORATION             COM      639208107      429    100,000   SH         SHARED DEFINED    NONE      100,000
NMT MEDICAL INC                 COM      629294109      335     20,700   SH         SHARED DEFINED    NONE       20,700
OPEN TEXT CORP                  COM      688715106      797     48,500   SH         SHARED DEFINED    NONE       48,500
OPINION RESEARCH CORP           COM      683755102      681    114,000   SH         SHARED DEFINED    NONE      114,000
ORBITAL SCIENCES CORP           COM      685564106      210     13,275   SH         SHARED-DEFINED    NONE       13,275
PETCO ANIMAL SUPPLIES         COM NEW    716016209      853     36,200   SH         SHARED DEFINED    NONE       36,200
POMEROY IT SOLUTIONS INC        COM      731822102    1,219    145,783   SH         SHARED DEFINED    NONE      145,783
RBC BEARINGS INC                COM      75524B104  115,567  5,637,412   SH         SHARED DEFINED    NONE    5,637,412
STONEPATH GROUP INC             COM      861837102      311    399,200   SH         SHARED DEFINED    NONE      399,200
SUNOPTA INC                     COM      8676EP108    1,292    150,000   SH         SHARED DEFINED    NONE      150,000
TBS INTERNATIONAL LTD         COM CLA    G86975151      462     67,891   SH         SHARED DEFINED    NONE       67,891
TENNECO AUTOMOTIVE, INC         COM      880349105    2,028     93,500   SH         SHARED DEFINED    NONE       93,500
THOMAS WEISEL PARTNERS GRP      COM      884481102    1,368     62,483   SH         SHARED DEFINED    NONE       62,483
WORLD AIR HOLDINGS, INC         COM      98142V104      884     90,000   SH         SHARED DEFINED    NONE       90,000
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